Derivative Financial Instruments - Summary of Amounts Recorded in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Other Noncurrent Assets
Derivatives, Fair Value [Line Items]
Other assets	$ 0	$ 2	$ 4
Other Noncurrent Liabilities
Derivatives, Fair Value [Line Items]
Other liabilities	(36)	(13)
Other Current Assets
Derivatives, Fair Value [Line Items]
Other assets	3	0
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other liabilities	$ 0	$ 0